SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Nov. 30, 2021
Statement of compliance

Statement of compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and Interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”).

Basis of presentation

Basis of presentation

The consolidated financial statements of the Company have been prepared on an accrual basis and are based on historical costs, except for certain financial assets and liabilities, including derivative instruments that are measured at fair value. The consolidated financial statements are presented in United States dollars unless otherwise noted.

As at November 30, 2021, the Company changed its accounting policy to present its results in United States dollars instead of Canadian dollars as done previously. This accounting change has been applied retrospectively in preparing these financial statements; as such, all comparative figures have been restated to reflect this change.

Basis of consolidation

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries at the end of the reporting period as follows:

	Incorporation	Percentage owned
		2021	2020	2019
Liquid Media Group (Canada) Ltd. (“Liquid Canada”)	Canada	100%	100%	100%
Companies owned by Liquid Canada:
Majesco Entertainment Company (“Majesco)	USA	0%	0%	51%
Liquid Media Production Funding Ltd. (“Liquid Production Funding”)	Canada	100%	0%	0%
Liquid Media Group (US) Inc. (“Liquid US”)	USA	100%	0%	0%
Liquid Media Merger Sub 2, Inc. (“Liquid Merger Sub 2”)	USA	100%	0%	0%
Liquid Media Merger Sub 3, Inc. (“Liquid Merger Sub 3”)	USA	100%	0%	0%
IndieFlix Group, Inc. (“IndieFlix”)	USA	100%	0%	0%
Companies controlled by IndieFlix:
RACE, LLC	USA	100%	0%	0%

On January 9, 2018, Liquid Canada acquired 51% of the shares of Majesco, a Nevada corporation. Majesco is a provider of video game products primarily for the mass-market consumer. The Company deconsolidated Majesco as of August 31, 2020 as control was lost (Note 22).

On August 13, 2021 the Company incorporated Liquid US. On October 20, 2021 the Company incorporated Liquid Merger Sub 2 and Liquid Merger Sub 3. On November 30, 2021, the Company incorporated Liquid Production Funding.

On August 27, 2021, the Company incorporated Liquid Media Merger Sub, Inc. which was amalgamated with IndieFlix on September 22, 2021 (Note 3).

On September 22, 2021, the Company acquired 100% of the shares of IndieFlix, a Delaware corporation (Note 3).

All significant intercompany accounts and transactions between the Company and its subsidiaries have been eliminated upon consolidation.

Non-controlling interest represented the portion of a subsidiary’s earnings and losses and net assets that is not held by the Company. If losses in a subsidiary applicable to a non-controlling interest exceed the non-controlling interest in the subsidiary’s equity, the excess is allocated to the non-controlling interest except to the extent that the majority has a binding obligation and is able to cover the losses.

Subsidiaries

Subsidiaries are all entities over which the Company has exposure to variable returns from its involvement and has the ability to use power over the investee to affect its returns. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with IFRS requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the period. Although management uses historical experience and its best knowledge of the amount, events or actions to form the basis for judgments and estimates, actual results may differ from these estimates. Significant estimates and judgements made by management in the preparation of these consolidated financial statements are outlined below.

Uncertainty of COVID-19 pandemic

In March 2020 the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak and any related adverse public health developments, has adversely affected workforces, customers, economies, and financial markets globally, initially leading to an economic downturn. It has also disrupted the normal operations of many businesses, including ours. This outbreak could decrease spending, adversely affect demand for our services and solutions and harm our business and results of operations; however, the Company has also recognized that the pandemic has led to a global increase in screen time which is beneficial to the Company’s operations. As countries continue to re-open from the pandemic, it is possible that screen time will decrease which may adversely affect the Company; however, it also leads to an increase in film and TV content being produced as film and TV producers are able to travel and continue operations leading to an increase in content available for the Company to package, finance, deliver, and monetize. It is not possible for us to predict the duration or magnitude of the adverse results of the outbreak and its effects on our business, results of operations, or how it will impact the Company’s ability to conduct financings at this time.

Functional currency

The functional currency of the Company and its subsidiaries is the United States dollar; however, determination of functional currency may involve certain judgments to determine the primary economic environment which is re-evaluated for each new entity or if conditions change.

Level of control or influence over companies

The accounting for investments in other companies can vary depending on the degree of control and influence over those other companies. Management is required to assess at each reporting date the Company’s control and influence over these other companies. Management has used its judgment to determine which companies are controlled and require consolidation and those which are significantly influenced and require equity accounting. The Company had considered its ownership position in Waterproof Studios Inc. (“Waterproof”) and determined it did not have the ability to influence the key operating activities of the entity. Accordingly, the Company accounted for its investment under fair value through profit or loss (Note 10) up to the disposal date of October 18, 2021. The Company has also assessed that control of Majesco was lost as of August 31, 2020 (Note 22).

Income taxes

In assessing the probability of realizing income tax assets, management makes estimates related to expectation of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified.

Discontinued operations

The Company classifies a component of the Company’s business as discontinued operations when there is a highly probable likelihood of a disposal of that component.

Determination of Cash Generating Units (“CGUs”)

CGUs are the lowest level within an entity at which goodwill is monitored for internal management purposes which is not higher than an operating segment. The Company has assessed that each acquired entity is a separate CGU.

Valuation of share-based compensation and derivatives

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based compensation and other equity based payments, excluding contingent consideration. Option pricing models require the input of subjective assumptions including expected price volatility, interest rate, and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings and equity reserves.

Valuation of contingent consideration

The Company uses a probability scenario based approached for valuation of share-based contingent consideration. Under the probability scenario based approach, management calculates the probability that the contingent shares will be issued under a low case, base case, and high case scenario. Changes in the probabilities can materially affect the fair value estimate and the Company’s earnings and equity reserves.

Valuation of intangible assets

Intangible assets are assessed for impairment indicators at each reporting date. Management first reviews qualitative factors in determining if an impairment needs to be recorded. Quantitative factors are then used to calculate the amount of impairment, if needed.

Valuation of investment in equity instrument

The Company values its equity instruments in private companies at fair value at each reporting date. The determination of fair value is based on estimates made by management on the expected earnings before income, taxes, and amortization multiplied by a reasonable factor for the appropriate industry applicable to the private company.

Estimation of expected credit loss

Loans receivable are assessed for an estimated credit loss at each reporting date. The estimated loss is determined based on management’s knowledge of the debtor and their ability to repay the loan. As the current debtors’ are private entities, management must rely on assertions provided to them from the debtor to make their estimates.

Valuation of convertible debentures

The equity portion of the convertible debenture is calculated using a discounted cash flow method which requires management to make an estimate on an appropriate discount rate.

Valuation of right-of-use asset and lease liability

The application of IFRS 16 requires the Company to make judgments that affect the valuation of the right-of-use assets and the valuation of lease liabilities. These include: determining the contract term and determining the interest rate used for discounting of future cash flows.

The lease term determined by the Company is comprised of the non-cancellable period of lease agreements, periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option and periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option.

The present value of the lease payment is determined using a discount rate representing the rate of a commercial mortgage rate, observed in the period when the lease agreement commences or is modified.

Foreign currency translation

Foreign currency translation

The functional currency of an entity is the currency of the primary economic environment in which the entity operates. The functional currency of the Company and all of its entities is the USD. The functional currency of Waterproof was the Canadian dollar (“CAD”). The functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21, The Effects of Changes in Foreign Exchange Rates.

Transactions in currencies other than USD are recorded at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the period end exchange rate while non-monetary assets and liabilities in foreign currencies are translated at historical rates. Revenues and expenses are translated at the average exchange rates approximating those in effect during the reporting period.

Financial instruments

Financial instruments

Financial assets

On initial recognition, financial assets are recognized at fair value and are subsequently classified and measured at: (i) amortized cost; (ii) fair value through other comprehensive income (“FVOCI”); or (iii) fair value through profit or loss (“FVTPL”). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. A financial asset is measured at fair value net of transaction costs that are directly attributable to its acquisition except for financial assets at FVTPL where transaction costs are expensed. All financial assets not classified and measured at amortized cost or FVOCI are measured at FVTPL. On initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income.

The classification determines the method by which the financial assets are carried on the statement of financial position subsequent to inception and how changes in value are recorded. Receivables and loans receivable are measured at amortized cost with subsequent impairments recognized in profit or loss. Cash, restricted cash, and investment in equity instruments are classified as FVTPL.

Impairment

An ‘expected credit loss’ impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

For the years presented, the Company did not record an expected credit loss on its accounts receivable; however, an accumulated expected credit loss was recorded on its loans receivable as at November 30, 2021 and 2020.

Financial liabilities

Financial liabilities are designated as either: (i) fair value through profit or loss; or (ii) amortized cost. All financial liabilities are classified and subsequently measured at amortized cost except for financial liabilities at FVTPL. The classification determines the method by which the financial liabilities are carried on the statement of financial position subsequent to inception and how changes in value are recorded. Accounts payable and accrued liabilities, loans payable, and long-term debt are classified as amortized cost liabilities and carried on the statement of financial position at amortized cost. Derivative liability is measured at FVTPL.

Investment in associates

Investment in associates

The Company’s investment in associates was accounted for using the equity method of accounting. An associate is an entity in which the Company has significant influence and which is neither a subsidiary nor a joint venture.

Under the equity method, the investment in the associate is carried in the statement of financial position at cost. The statement of loss reflects the share of the results of operations of the associate until significant influence ceases. Where there has been a change recognized directly in the equity of the associate, the Company recognizes its share of any changes and discloses this, when applicable, in the statement of changes in shareholders’ equity (deficiency). Profits and losses resulting from transactions between the Company and the associate are eliminated to the extent of the interest in the associate.

Associates are those entities in which the Company has significant influence, but not control, over the financial and operating policies. Significant influence is presumed to exist when the Company holds between 20 and 50 percent of the voting power of another entity. Investments in associates are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The financial statements include the Company’s share of the income and expenses and equity movements of equity accounted investees, after adjustments to align the accounting policies with those of the Company from the date that significant influence or joint control commences, until the date that significant influence or joint control ceases. When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued, except to the extent that the Company has obligations, or has made payments on behalf of the investee.

Investment in content

Investment in content

Investment in content is accounted for as an intangible asset and represents the unamortized costs of programs that have been acquired, developed, produced and/or distributed by the Company. Investment in content is classified into the following three categories: content in production, released content, and acquired content. For content in production and released content, capitalized costs include all direct production and financing costs incurred during production that are expected to benefit future periods and net of equity investment by third parties that acquire participation rights. For acquired content, capitalized costs consist of minimum guarantee payments paid to the producer to acquire distribution rights.

Development costs represent expenditures made on content prior to production which are expensed when incurred.

The valuation of investment in content, including acquired rights, is reviewed quarterly and any portion of the unamortized amount that appears not to be recoverable from future net revenues is recognized as accelerated amortization within direct operating expenses during the period the loss becomes evident.

Equipment

Equipment

Equipment is stated at historical cost less accumulated depreciation and accumulated impairment losses.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in profit or loss.

Assets under construction are not depreciated until available for their intended use.

Depreciation is charged over the estimated useful lives using the declining balance method as follows:

Computer equipment	30%
Vehicles	30%

Intangible assets

Intangible assets

The Company has intangible assets from acquisitions and development of gaming content and films. The amortization method, useful life and residual values are assessed annually and the assets are tested for impairment annually, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Amortization expense is recorded on a straight-line basis beginning with the month the corresponding assets are available for use and over the estimated useful lives provided below:

Video game catalogues (years)	15
Platform coding (years)	3
Brands	indefinite
Distribution libraries (years)	10

Upon retirement or disposal, the cost of the asset disposed of and the related accumulated amortization are removed from the accounts and any gain or loss is reflected in profit and loss. Expenditures for repairs and maintenance are expensed as incurred.

Development expenditures, including the cost of material, direct labour, and other direct costs are recognized as an intangible asset when the following recognition requirements are met:

•	the development costs can be measured reliably;
•	the project is technically and commercially feasible;
•	the Company intends to and has sufficient resources to complete the project;
•	the Company has the ability to use or sell the asset, and
•	the asset will generate probable future economic benefits.

Intangible assets being developed are amortized once development is complete.

Video game catalogues

The video game catalogues are made up of a diverse variety of games, ranging in age and popularity. The catalogues are unique due to the diverse nature of the products within the catalogues, making it difficult to assign a useful life. The useful life of 15 years represented management’s view of the expected period over which the Company expected to receive benefits from the acquired gaming content packaged as catalogues.

Platform coding

The platform coding acquired by the Company is currently under development and is not yet subject to amortization.

Brand

Through the acquisition of Majesco, the Company acquired the “Majesco Entertainment” brand which was determined to have an indefinite life. The brand was written off during the year ended November 30, 2020 when the Company disposed of its investment in Majesco.

Distribution libraries

Through the acquisition of IndieFlix, the Company acquired distribution libraries. These assets are carried at cost, including amounts of purchase price allocations upon acquisitions. The useful life of 10 years represents management’s view of the expected period over which the Company expects benefits from the acquired distribution libraries.

Leases

Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether the right to obtain substantially all of the economic benefits from use of the asset during the term of the arrangement exists, and if the Company has the right to direct the use of the asset. At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices.

As a lessee, the Company recognizes a right-of-use asset and a lease liability at the commencement date of a lease. The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received.

The right-of-use asset is subsequently depreciated from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may be reduced due to impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by the interest rate implicit in the lease, or if that rate cannot be readily determined, the incremental borrowing rate. Lease payments included in the measurement of the lease liability are comprised of:

•	fixed payments, including in-substance fixed payments, less any lease incentives receivable;
•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•	amounts expected to be payable under a residual value guarantee;
•	exercise prices of purchase options if the Company is reasonably certain to exercise that option; and
•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or if there is a change in the estimate or assessment of the expected amount payable under a residual value guarantee, purchase, extension or termination option. Variable lease payments not included in the initial measurement of the lease liability are charged directly to profit or loss.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments associated with these leases are charged directly to profit or loss on a straight-line basis over the lease term.

Goodwill

Goodwill

Goodwill is deemed to have an indefinite life and is not amortized but is subject to, at a minimum, annual impairment tests. The Company assesses the impairment of goodwill on an annual basis or whenever events or changes in circumstances indicate that the fair value is less than its carrying value. Impairment is tested at the CGU level by comparing the fair value of a CGU with its carrying amount including goodwill. If the carrying amount of the CGU exceeds its fair value, goodwill of the CGU is considered impaired and the second step of the test is performed to determine the amount of impairment loss, if any.

Impairment of non-financial assets

Impairment of non-financial assets

The carrying amount of the Company’s non-financial assets is reviewed at each reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit exceeds its recoverable amount. Impairment losses are recognized in profit or loss.

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount, however, not to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years.

Assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at acquisition date fair value, and the amount of any non-controlling interest in the acquiree. For each business combination, the acquirer measures the non-controlling interest in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable new assets. Acquisition costs incurred are expensed.

Discontinued operations

Discontinued operations

A discontinued operation is a component of the Company’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Company and which:

•	represents a separate majour line of business or geographic area of operations;
•	is part of a single coordinated plan to dispose of a separate majour line of business or geographic area of operations; or
•	is a subsidiary acquired exclusively with a view to re-sale.

Classification as a discontinued operation occurs at the earlier of disposal or when the operation meets the criteria to be classified as held-for-sale. When an operation is classified as a discontinued operation, the comparative statement of comprehensive loss is re-presented as if the operation had been discontinued from the start of the comparative year.

Derivative liability

Derivative liability

Share purchase warrants outstanding during the year ended November 30, 2019 met the criteria of a derivative instrument liability because they were exercisable in a currency other than the functional currency of the Company and thus did not meet the “fixed-for-fixed” criteria. Additionally, the contingent consideration due from the acquisition of IndieFlix (Note 3) during the year ended November 30, 2021 also did not meet the “fixed-for-fixed” criteria because the number of common shares of the Company to be issued varies depending on the revenue to be achieved by IndieFlix over the term of the agreement. As a result, the Company was required to separately account for the warrants and the contingent consideration as derivative instrument liabilities recorded at fair value and marked-to-market each period with the changes in the fair value each period charged or credited to loss. Changes in fair value are recognized as gain/loss on derivative liability until the warrants are exercised or expire and the common shares issued under the contingent consideration obligation have been fully settled.

Convertible debentures

Convertible debentures

The Company’s convertible debenture was classified as a liability, less the portion relating to the conversion feature which is classified as a component of equity. As a result, the recorded liability to repay the convertible notes was lower than its face value. The liability was initially recorded at fair value and subsequently at amortized cost using the effective interest rate method; the liability was accreted to the face value over the term of the convertible debenture.

Share capital

Share capital

Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company’s common shares, share warrants, and options are classified as equity instruments.

Incremental costs directly attributable to the issue of new shares or options are recognized as a deduction from equity, net of tax.

Valuation of equity units issued in private placements:

The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component.

The fair value of the common shares issued in private placements is determined to be the more easily measurable component as they are valued at their fair value which is determined by the closing price on the issuance date. The remaining balance, if any, is allocated to the attached warrants. Any fair value attributed to the warrants is recorded to reserves.

Loss per share

Loss per share

Basic and diluted loss per share is computed by dividing net loss available to common shareholders by the weighted-average number of shares outstanding during the reporting period. If applicable, diluted income per share is computed similar to basic income per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of share options, warrants, and convertible debentures, if dilutive. The number of additional shares is calculated by assuming that outstanding share options and warrants were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting periods. For the years presented, this calculation proved to be anti-dilutive.

Share-based compensation

Share-based compensation

The Company grants stock options to buy common shares of the Company to directors, officers and consultants.

All stock options and compensatory warrants made to employees and non-employees are measured and recognized using the Black-Scholes option pricing model. For employees, the fair value of the options is measured at grant date. For non-employees, the fair value of the options is measured on the earlier of the date at which the counterparty performance is complete, the date the performance commitment is reached, or the date at which the equity instruments are granted if they are fully vested and non-forfeitable. Share-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. Stock options that vest over time are recognized using the graded vesting method. Share based compensation is recognized as an expense with a corresponding increase in reserves. At each financial reporting period, the amount recognized as expense is adjusted to reflect the number of share options expected to vest. If and when the stock options are ultimately exercised, the applicable amounts of reserves are transferred to share capital.

Where the terms of a stock option are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the stock-based compensation arrangement or is otherwise beneficial to the employee as measured at the date of modification over the remaining vesting period.

The Company may grant Restricted Share Units (RSUs) to directors, officers, employees, and consultants. The fair value of the RSUs are estimated using the value on the grant date and are recognized as an expense over the vesting period. As the RSUs are redeemed and common shares are issued, the amount previously recognized in reserves is recorded as an increase to share capital.

Revenue recognition

Revenue recognition

Revenue is recognized when the performance obligations have been achieved and the goods or services have been transferred to the customer, which are normally:

•	persuasive evidence of a contractual arrangement exists;
•	the program is complete;
•	the contractual delivery arrangements have been satisfied;
•	the customer has access to the licensed content and has the contractual right to broadcast or stream the content;
•	the fee is fixed or determinable;
•	collection of the fee is reasonably assured; and
•	the costs incurred or to be incurred in respect of the contractual arrangement can be measured reliably.

Software games

Revenue from sales of interactive software games on game consoles and PCs are recognized as revenue when games are purchased by a customer.

Sales of the Company’s games are made by third party gaming platform companies pursuant to license agreements, and these gaming platform companies retain an agreed upon portion of sales as fees. The Company reports revenues related to these arrangements net of the fees retained by the gaming platform companies, as the Company has determined that the gaming platform companies are considered the primary obligors to the end consumers for the sale of the games.

Streaming services

Revenue from streaming services are recognized as revenue when the services have been provided and control of the deliverable has been transferred to the customer. The streaming services allows independent film makers to monetize their films on the Company’s streaming platforms. For a portion of the streaming services, the Company earns a percentage of the sales charged by the filmmakers which is collected by third party payments providers. The Company reports revenues related to these sales net of the fees paid to the filmmakers and payment providers.

Subscription fees

Revenue from streaming subscription fees are recognized as revenue when the services have been provided and control of the deliverable has been transferred to the customer. Revenue collected prior to it being earned is recorded as deferred revenue and recognized over the term of the subscription.

Film distribution fees

Revenue from film distribution fees are recognized as revenue when the films have been provided and control of the deliverable has been transferred to the customer. Revenue collected prior to it being earned is recorded as deferred revenue and recognized when the film title has been delivered or activated.

Royalties and licenses

Royalties and licenses

Royalty-based obligations with content licensors are either paid in advance and capitalized as prepaid royalties or are accrued as incurred and subsequently paid. These royalty-based obligations are generally expensed to cost of sales at the contractual rate based on a percentage of the revenue earned.

Income taxes

Income taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the country where the Company operates and generates taxable income.

Deferred income tax

Deferred income tax is provided for based on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Current income and deferred tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Accounting pronouncements not yet adopted

Accounting pronouncements not yet adopted

Accounting standards or amendments to existing accounting standards that have been issued but have future effective dates are either not applicable or are not expected to have a significant impact on the Company’s consolidated financial statements.